Data from FCR's Financial Statemets (Details 5) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 CAD ($)
Condensed Financial Information [Line Items]
Total purchase price, including acquisition costs | ₪	₪ 1,913		₪ 4,348
FCR [Member]
Condensed Financial Information [Line Items]
Total purchase price, including acquisition costs		$ 287,206		$ 320,948
FCR [Member] | Shopping Centers [Member]
Condensed Financial Information [Line Items]
Total purchase price, including acquisition costs		287,206,000		286,220,000
Debt assumption on acquisition		(32,337,000)
Deposit on investment property applied		(189,200,000)
Total cash paid		65,669,000		286,220,000
FCR [Member] | Development Land [Member]
Condensed Financial Information [Line Items]
Total purchase price, including acquisition costs				34,728,000
Debt assumption on acquisition
Deposit on investment property applied
Total cash paid				$ 34,728,000